Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Status of Company's Option Plans and Changes

	2025		2024(*)
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	19,236	$321	20,277	$460
Granted	30,000	$2.27	-	$-
Forfeited	(110)	(988.2)	(1,041)	$(94.6)
Outstanding at end of year	49,181	$129.29	19,236	321
Options exercisable at year end	$22,852	$396.1	14,966	413